Other Current Receivables - Summary of Other Current Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Current Receivables [Abstract]
Value added tax	$ 7,961	$ 6,169
Advance payments to vendors	1,673	1,158
Short-term derivatives	4
Other	8,330	8,411
Total	$ 17,968	$ 15,738